Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of financial liabilities [line items]
Long-term debt	$ 461		$ 419
Top of range [member] | Prospective Amendment To The Maturity And Revolving Date Syndicated Credit Facilities [Member]
Disclosure of financial liabilities [line items]
Credit facilities maturity	November 30, 2021
Disposal groups classified as held for sale [member]
Disclosure of financial liabilities [line items]
Accounts payable & accrued liabilities	$ 6
2020 [member]
Disclosure of financial liabilities [line items]
Long-term debt	434
Accounts payable & accrued liabilities	116
Syndicated credit facility [member] | 2020 [member]
Disclosure of financial liabilities [line items]
Long-term debt	$ 399
Senior Notes Due Two Thousand And Twenty Two Thousand Twenty Two And Two Thousand And Twenty Five [Member]
Disclosure of financial liabilities [line items]
Long-term debt		$ 35